Cover	Jan. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 31, 2025
Entity Registrant Name	Crescent Energy Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41132
Entity Tax Identification Number	87-1133610
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 7200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	332-7001
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CRGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001866175
Amendment Flag	true
Amendment Description	On January 31, 2025, Crescent Energy Company (the “Company”) filed a Current Report on Form 8-K (the“Original Report”) with the U.S. Securities and Exchange Commission (the “SEC”). The Original Report disclosedthe consummation of the previously announced acquisition (the “Ridgemar Acquisition”) contemplated by theMembership Interest Purchase Agreement, dated December 3, 2024, by and among Crescent Energy Finance LLC(the “Purchaser”), the Company, Ridgemar Energy Operating, LLC and Ridgemar (Eagle Ford) LLC (the “SubjectCompany”), pursuant to which the Company acquired all of the issued and outstanding securities of the SubjectCompany.This Current Report on Form 8-K/A (this “Amendment”) amends the Original Report to include the financialstatements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). In addition,this Amendment provides certain disclosure updates as described further under Item 8.01 below. Except as providedherein, the disclosures made in the Original Report remain unchanged.